Fair Value Measurements (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Cash	$ 173,513	$ 154,722
Financial guarantee liability	218,780	182,200
Loans payable	40,000
Warrant liabilities	353
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	173,513	154,722
Amounts receivable	0	0
Total financial assets	173,513	154,722
Accounts payable and accrued liabilities	0	0
Due to related parties	0	0
Financial guarantee liability	0	0
Convertible debentures	0	0
Loans payable	0	0
Warrant liabilities	0	0
Total financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts receivable	324,993	520,122
Total financial assets	324,993	520,122
Accounts payable and accrued liabilities	3,341,261	4,503,217
Due to related parties	144,867	661,660
Financial guarantee liability	3,798,567	5,847,077
Convertible debentures	237,880	500,000
Loans payable	74,559
Warrant liabilities	0	0
Financial guarantee liability	0	182,200
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Total financial assets	0	0
Accounts payable and accrued liabilities	0	0
Due to related parties	0	0
Financial guarantee liability	1,083,648	131,603
Convertible debentures	0	0
Loans payable	0	0
Warrant liabilities	353	131,603
Financial guarantee liability	$ 1,083,295	$ 0